Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 1,847	$ 1,230
VAT receivable	976	1,373
Insurance	20	1,702
Prepaid clinical research organization costs	748	1,535
Other current assets	953	395
Prepaid expenses and other current assets	$ 4,544	$ 6,235